Employee Benefits - Schedule of Employee Benefits (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Employee Benefits [Abstract]
Short-term employee benefits	$ 131,763	$ 143,305
Benefits to employees for contract termination	8,390	8,328
Total	$ 140,153	$ 151,633